Segment Information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segment Information

NOTE 4	SEGMENT INFORMATION

The Company has four reportable operating segments: Retail, Potash, Nitrogen, and Phosphate and Sulfate. The Retail segment distributes crop nutrients, crop protection products, seed and merchandise, and provides services directly to growers through a network of farm centers in North and South America and Australia. The Potash, Nitrogen, and Phosphate and Sulfate segments are differentiated by the chemical nutrient contained in the products that each produces.

Accounting Policies	Accounting Estimates and Judgments

Operating Segments

Prior to the Merger, the Company identified the Chief Executive Officer as the Chief Operating Decision Maker (“CODM”) under IFRS and used gross margin to measure the segments’ profit or loss. The operating segments were limited to the following: Potash, Nitrogen and Phosphate. The changes in the structure of the Company’s internal organization as a result of the Merger caused the composition of the operating segments to change as well as who the Company identified to be the CODM.

Post-Merger, the Company identified the Executive Leadership Team (“ELT”), comprised of officers at the Executive Vice President level and above, as the CODM. The CODM uses net (loss) earnings before finance costs, income taxes, and depreciation and amortization (“EBITDA”) to measure performance and allocate resources to the operating segments. The CODM believes EBITDA to be an important measure as it excludes the effects of items that primarily reflect the impact of long-term investment and financing decisions, rather than the performance of the Company’s day-to-dayoperations.

In 2019, the Company’s CODM reassessed product groupings and decided to evaluate the performance of sulfate products as part of the Nitrogen segment, rather than the Phosphate and Sulfate segment; therefore, future comparative figures will be restated for the change in the composition of the segments, which will result in an increase in the Nitrogen segment and a decrease in the Phosphate and Sulfate segment. For the year ended December 31, 2018, this change will be approximately $121, $42, and $69 in sales, gross margin and EBITDA, respectively.

Operating Segments

Judgment is used in determining the composition of the reportable segments based on factors including risks and returns, internal organization, and internal reports reviewed by the CODM.

Certain expenses are allocated across segments based on an appropriate basis such as production capacities or historical trends.

Revenue The Company recognizes revenue when it transfers control over a good or service to a customer.

Revenue

For product sales which contain volume rebates, revenue is recognized to the extent that it is highly probable that significant reversals will not occur using the most likely method and accumulated experience.

Returns and incentives are estimated based on historical and forecasted data, contractual terms and current conditions. Due to the nature of goods and services sold, any single estimate would have only a negligible impact on revenue recognition.

Retail	Potash, Nitrogen, and Phosphate and Sulfate

Transfer of control for the sale of goods
At the point in time when the product is: • purchased at the Company’s Retail farm center or • delivered and accepted by customers at their premises	At the point in time when the product is: • loaded for shipping or • delivered to the customer
Transfer of control for services
When the promised service is rendered	When the promised service is rendered

Retail

Sales revenue consists primarily of:

•  Crop nutrients – sales of dry and liquid macronutrient products which include nitrogen, potash and phosphate, proprietary liquid micronutrient products and nutrient application services;

•  Crop protection products – sales of various third-party supplier and proprietary products designed to maintain crop quality and manage plant diseases, weeds, and other pests;

Accounting Policies	Accounting Estimates and Judgments

•  Seed – various third-party supplier seed brands and proprietary seed product lines;

•  Merchandise – sales of fencing, feed supplements, livestock-related animal health products, storage and irrigation equipment, and other products; and

•  Services and other revenues – sales of product application, soil and leaf testing, crop scouting and precision agriculture services, financial services and livestock marketing.

Provisions for returns, trade discounts and rebates are deducted from sales revenue.

Potash, Nitrogen, and Phosphate and Sulfate

The Company manufactures and sells potash, nitrogen, and phosphate and sulfate products. While agriculture is the Company’s primary market, it also produces products for animal nutrition and industrial uses.

The Company’s sales revenue is recorded and measured based on the “freight on board” mine, plant, warehouse or terminal price specified in the contract (except for certain vessel sales or specific product sales that are shipped and recorded on a delivered basis), which reflects the consideration the Company expects to be entitled to in exchange for the goods or services, net of any variable consideration (e.g., any trade discounts or estimated volume rebates). Where volume rebates are provided for in customer contracts, the Company estimates revenue at the earlier of the most likely amount of consideration expected to be received or when the consideration becomes fixed. The Company’s customer contracts may provide certain product quality specification guarantees but do not generally provide for refunds or returns.

Sales prices are based on North American and International benchmark market prices which are variable and subject to global supply and demand, and competitive factors.

	Potash	Nitrogen	Phosphate and Sulfate

Products	• North American – primarily granular • Offshore (International) – primarily granular and standard	• Ammonia, urea, urea ammonium nitrate, and industrial grade ammonium nitrate	• Solid fertilizer, liquid fertilizer, industrial products and feed products

Sales prices impacted by

•  North American prices referenced at delivered prices (including transportation and distribution costs)

•  International prices referenced at the mine site (excluding transportation and distribution costs)

		• Global energy costs and supply	• Global ammonia and sulfur costs and supply

Other

The Company does not provide general warranties. Intersegment sales are made under terms that approximate market value. Transportation costs are generally recovered from the customer through sales pricing.

Seasonality in the Company’s business results from increased demand for products during planting season. Crop input sales are generally higher in spring and fall crop input application seasons. Crop nutrient inventories are normally accumulated leading up to each application season. The Company’s cash collections generally occur after the application season is complete while customer prepayments are concentrated in December and January.

Supporting Information

Financial information on each of these segments is summarized in the following tables:

2018	Retail	Potash	Nitrogen	Phosphate and Sulfate	Others	Eliminations	Consolidated

Sales – third party	$12,620	$2,796	$2,651	$1,569	$–	$–	$19,636
– intersegment	50	220	566	328	–	(1,164)	–

Sales – total	12,670	3,016	3,217	1,897	–	(1,164)	19,636
Freight, transportation and distribution	–	(349)	(358)	(230)	–	73	(864)

Net sales	12,670	2,667	2,859	1,667	–	(1,091)
Cost of goods sold	(9,635)	(1,183)	(2,079)	(1,539)	–	1,056	(13,380)

Gross margin	3,035	1,484	780	128	–	(35)	5,392
Selling expenses	(2,303)	(14)	(32)	(10)	22	–	(2,337)
General and administrative expenses	(100)	(10)	(20)	(9)	(400)	–	(539)
Provincial mining and other taxes	–	(244)	(3)	(1)	(2)	–	(250)
Impairment of property, plant and equipment (Note 16)	–	(1,809)	–	–	–	–	(1,809)
Other income (expenses)	75	(14)	8	(6)	(106)	–	(43)

Earnings (loss) before finance costs and income taxes	707	(607)	733	102	(486)	(35)	414
Depreciation and amortization	499	404	429	206	54	–	1,592

EBITDA [1]	$1,206	$(203)	$1,162	$308	$(432)	$(35)	$2,006
Assets [2]	$17,964	$11,710	$10,009	$2,783	$3,678	$(642)	$45,502

1

EBITDA is a non-IFRS measure calculated as net (loss) earnings from continuing operations before finance costs, income taxes, and depreciation and amortization. Nutrien uses EBITDA as a supplemental measure. Generally, this measure is a numerical measure of a company’s performance, that either excludes or includes amounts that are not normally excluded or included in the most directly comparable measure calculated and presented in accordance with IFRS. In evaluating this measure, investors should consider that the methodology applied in calculating this measure may differ among companies and analysts. The Company uses both IFRS and certain non-IFRS measures to assess performance. Management believes the non-IFRS measures provide useful supplemental information to investors in order that they may evaluate Nutrien’s financial performance using the same measures as management. Management believes that, as a result, the investor is afforded greater transparency in assessing the financial performance of the Company. This non-IFRS financial measure should not be considered as a substitute for, nor superior to, measures of financial performance prepared in accordance with IFRS.

2	Included in the Nitrogen and Retail segments are $428 and $208 relating to equity-accounted investees, respectively, as described in Note 21.

2017	Potash	Nitrogen	Phosphate and Sulfate	Others	Eliminations	Consolidated
Sales – third party	$1,868	$1,395	$1,284	$–	$–	$4,547
– intersegment	–	74	–	–	(74)	–

Sales – total	1,868	1,469	1,284	–	(74)	4,547
Freight, transportation and distribution	(235)	(129)	(173)	–	–	(537)

Net sales	1,633	1,340	1,111	–	(74)
Cost of goods sold [1]	(829)	(1,084)	(1,477)	–	74	(3,316)

Gross margin	804	256	(366)	–	–	694
Selling expenses	(7)	(14)	(6)	(2)	–	(29)
General and administrative expenses	(7)	(4)	(4)	(170)	–	(185)
Provincial mining and other taxes	(146)	–	–	–	–	(146)
Other expenses	(19)	(3)	(4)	(99)	–	(125)

Earnings (loss) before finance costs and income taxes	625	235	(380)	(271)	–	209
Depreciation and amortization	232	203	220	37	–	692

EBITDA	$857	$438	$(160)	$(234)	$–	$901
Assets [2]	$9,756	$2,577	$1,938	$2,727	$–	$16,998

1	Included in the Phosphate and Sulfate segment is $305 of impairment of property, plant and equipment as described in Note 16.
2	Included in the total assets relating to the Others segment is $1,858 relating to the investments held for sale as described in Note 10.

Financial information by geographic area is summarized in the following tables:

	Country of Origin
2018	United States	Canada	Australia	Trinidad	Other	Consolidated
Sales to customers outside the Company
United States	$10,488	$1,249	$–	$153	$1	$11,891
Canada	208	2,582	–	–	–	2,790
Australia	2	–	1,679	–	–	1,681
Canpotex [1]	–	1,657	–	–	–	1,657
Mexico	70	–	–	15	–	85
Trinidad	9	–	–	181	–	190
Argentina	9	–	–	–	378	387
Brazil	38	–	–	–	74	112
Colombia	9	–	–	42	–	51
Other Latin America	20	–	–	59	92	171
India	151	–	–	–	–	151
Europe	11	58	67	93	83	312
Other	22	–	100	32	4	158

	$11,037	$5,546	$1,846	$575	$632	$19,636

Non-current assets [2]	$14,501	$17,100	$607	$570	$621	$33,399

1

As described in Note 1, Canpotex executed offshore marketing, sales and distribution functions for certain of the Company’s products. Canpotex’s 2018 sales volumes were made to: Latin America 33%, China 18%, India 10%, Other Asian markets 31%, other markets 8% (Note 30).

2	Includes non-current assets other than financial instruments, deferred tax assets and post-employment benefit assets.

	Country of Origin

2017	United States	Canada	Trinidad	Other	Consolidated

Sales to customers outside the Company
United States	$1,657	$784	$274	$–	$2,715
Canada	194	95	–	–	289
Canpotex [1]	–	988	–	–	988
Mexico	76	–	9	–	85
Trinidad	–	–	132	–	132
Brazil	26	1	–	–	27
Colombia	12	–	36	–	48
Other Latin America	26	–	42	–	68
India	97	–	7	–	104
Other	10	–	81	–	91

	$2,098	$1,868	$581	$–	$4,547

Non-current assets [2]	$3,259	$9,501	$554	$6	$13,320

1	Canpotex’s 2017 sales volumes were made to: Latin America 30%, China 18%, India 12%, Other Asian markets 33%, other markets 7% (Note 30).
2	Includes non-current assets other than financial instruments, deferred tax assets and post-employment benefit assets.

The Company disaggregated revenue from contracts with customers by product line or geographic location for each reportable segment to show how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

	Year Ended December 31,

Retail sales by product line	2018	2017

Crop nutrients	$4,577	$–
Crop protection products	4,862	–
Seed	1,687	–
Merchandise	734	–
Services and other	810	–

	$12,670	$–

Manufactured Potash sales by geography
North America	$1,359	$878
Offshore [1]	1,657	990

	$3,016	$1,868

1	Relates primarily to Canpotex (Note 30).

	Year Ended December 31,

Nitrogen sales by product line	2018	2017

Manufactured Product
Ammonia	$1,061	$628
Urea	979	330
Solutions and nitrates	729	478
Other nitrogen and purchased products	448	33

	$3,217	$1,469

Phosphate and Sulfate sales by product line
Manufactured Product
Fertilizer	$1,141	$739
Industrial and Feed	469	537
Ammonium sulfate	96	–
Other phosphate and purchased products	191	8

	$1,897	$1,284